Share-based Compensation Plans and Shares Held in Trust (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Summary of Share-based Compensation Expense

Share-based compensation expense	$ million
	2019	2018	2017
Equity-settled	537	531	422
Cash-settled [A]	—	—	380
Total	537	531	802
[A] As from 2018 onwards, components of share-based payments (related to tax) that were previously classified as cash-settled are classified as equity-settled. On an incidental basis awards may be cash settled, where an equity settlement is not possible under local regulations.

Schedule of Share Awards Under Share Based Payment

Share awards under the PSP and LTIP
	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted Average remaining contractual life (years)
At January 1, 2019	30	12	8	1.0
Granted	11	3	3
Vested	(11)	(5)	(3)
Forfeited	(1)	—	—
At December 31, 2019	29	10	8	1.0
At January 1, 2018	33	12	9	0.9
Granted	10	4	3
Vested	(12)	(4)	(4)
Forfeited	(1)	—	—
At December 31, 2018	30	12	8	1.0